CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Equity attributable to X Financial Cumulative effect of accounting change CNY (¥)	Equity attributable to X Financial CNY (¥)	Equity attributable to X Financial USD ($)	Common share Cumulative effect of accounting change CNY (¥) shares	Common share CNY (¥) shares	Common share USD ($) shares	Additional paid-in capital Cumulative effect of accounting change CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Retained earnings (Accumulated deficits) Cumulative effect of accounting change CNY (¥)	Retained earnings (Accumulated deficits) CNY (¥)	Retained earnings (Accumulated deficits) USD ($)	Accumulated other comprehensive income Cumulative effect of accounting change CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Non-controlling interests Cumulative effect of accounting change CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Cumulative effect of accounting change CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018		¥ 3,517,022,233			¥ 189,586			¥ 2,824,223,031			¥ 640,114,859			¥ 52,494,757			¥ 1,046,619			¥ 3,518,068,852
Balance (in shares) at Dec. 31, 2018 | shares					303,614,298	303,614,298
Exercise of share option		6,035,665			¥ 11,654			6,024,011												6,035,665
Exercise of share option (in shares) | shares					17,053,645	17,053,645
Sharebased compensation (Note 16)		157,116,095						157,116,095												157,116,095
Net income (loss)		774,276,129									774,276,129						199,863			774,475,992
Foreign currency translation adjustments		14,606,045												14,606,045						14,606,045
Dividend to shareholders		(103,196,981)									(103,196,981)									(103,196,981)
Balance (Adoption of ASU 2016-13) at Dec. 31, 2019	¥ (17,242,578)									¥ (17,242,578)									¥ (17,242,578)
Balance at Dec. 31, 2019	¥ 4,348,616,608	4,365,859,186		¥ 201,240	¥ 201,240		¥ 2,987,363,137	2,987,363,137		¥ 1,293,951,429	1,311,194,007		¥ 67,100,802	67,100,802		¥ 1,246,482	1,246,482		¥ 4,349,863,090	4,367,105,668
Balance (in shares) at Dec. 31, 2019 | shares				320,667,943	320,667,943	320,667,943
Issuance of new shares					¥ 1,806			(1,806)
Issuance of new shares (in shares) | shares					2,700,000	2,700,000
Exercise of share option		612,530						612,530												612,530
Cancellation of shares		(68,936)			¥ (176)			(68,760)												(68,936)
Sharebased compensation (Note 16)		80,140,138						80,140,138												80,140,138
Net income (loss)		(1,308,502,575)									(1,308,502,575)						41,134			(1,308,461,441)
Foreign currency translation adjustments		(46,041,729)												(46,041,729)						(46,041,729)
Balance at Dec. 31, 2020		3,074,756,036	$ 482,496,316		¥ 202,870	$ 31,834		3,068,045,239	$ 481,443,247		(14,551,146)	$ (2,283,393)		21,059,073	$ 3,304,628		1,287,616	$ 202,055		¥ 3,076,043,652	$ 482,698,371
Balance (in shares) at Dec. 31, 2020 | shares					323,117,943	323,117,943														323,117,943	323,117,943
Issuance of new shares					¥ 3,923	$ 616		(3,923)	(616)
Issuance of new shares (in shares) | shares					6,000,000	6,000,000
Exercise of share option		2,959,511	464,412					2,959,511	464,412											¥ 2,959,511	$ 464,412
Exercise of share option (in shares) | shares																				3,490,378	3,490,378
Cancellation of shares (in shares) | shares					(250,000)	(250,000)
Sharebased compensation (Note 16)		88,434,772	13,877,346					88,434,772	13,877,346											¥ 88,434,772	$ 13,877,346
Acquisition of non-controlling interests		87,138	13,674					87,138	13,674								(1,287,138)	(201,980)		(1,200,000)	(188,306)
Net income (loss)		825,407,023	129,524,374								825,407,023	129,524,374					¥ (478)	$ (75)		825,406,545	129,524,299
Foreign currency translation adjustments		(14,749,519)	(2,314,521)											(14,749,519)	(2,314,521)					(14,749,519)	(2,314,521)
Balance at Dec. 31, 2021		¥ 3,976,894,961	$ 624,061,601		¥ 206,793	$ 32,450		¥ 3,159,522,737	$ 495,798,063		¥ 810,855,877	$ 127,240,981		¥ 6,309,554	$ 990,107					¥ 3,976,894,961	$ 624,061,601
Balance (in shares) at Dec. 31, 2021 | shares					329,117,943	329,117,943														329,117,943	329,117,943